RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS

The carrying amounts of right-of-use assets are as follows:

	As of December 31,
	2022	2021
Right of use asset – Buildings	$2,541,123	$1,378,312
Right of use asset – Buildings (related party)	11,149,101	-
Right of use asset – Leasehold	992,410	992,410
Right of use asset – Office space	58,412	58,412
Foreign currency translation	(119,182)	(117,959)
Accumulated depreciation of right of use assets	(1,723,114)	(1,233,934)
Accumulated depreciation of right of use assets (related party)	(325,040)	-
	$12,573,710	$1,077,241

SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES

The maturity analysis of lease liabilities is as follows:

	As of December 31,
	2022	2021
Within one year	$1,664,966	$436,270
Two to five years	6,280,716	298,594
Thereafter	17,871,937	9,007,645
	25,817,619	9,742,509
Less: Finance Charges component	(12,832,744)	(8,411,649)
	$12,984,875	$1,330,860

Lease liabilities – Current	$1,590,538	$436,271
Lease liabilities - Non-Current	11,394,337	894,589
	$12,984,875	$1,330,860